Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Marketable securities	$ 232	[1]	$ 602	[1]
Allowance for accounts and notes receivable	$ 30	[1]	$ 32	[1]
Common stock, shares authorized	2,500,000,000	[1]	2,500,000,000	[1]
Common stock, par value	$ 0.01	[1]	$ 0.01	[1]
Common stock, shares issued	1,749,550,587	[1]	1,740,529,279	[1]
Grantor trusts, shares			36,890,375	[1]
Treasury stock, shares	463,880,628	[1]	272,873,537	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.